Note 20 - Other assets and liabilities- Inventories from distressed customers (Details) - Inventories [Member] - Gross carrying amount [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Distressed Customers Line Items
Inventories from distressed customers at the beginning	€ 91	€ 8,499	€ 9,318
Carrying amount inventories from distressed customers	49	65	3,114
Change In Inventories Abstract
BusinessCombinationsAndDisposals	0	0	0
Acquisitions Inventories	0	533	336
Disposals Inventories	(20)	(2,288)	(1,214)
Others Distressed Customers	0	(6,653)	59
Inventories from distressed customers at the end	71	91	8,499
Impairment losses	€ (21)	€ (26)	€ (5,385)